PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) zł in Millions, claim in Millions, R$ in Millions, $ in Millions					1 Months Ended						12 Months Ended
	Dec. 31, 2025 USD ($)	Mar. 04, 2025 USD ($)	Mar. 06, 2020 plaintiff	May 15, 2012 USD ($)	Jul. 31, 2025 USD ($)	Apr. 30, 2025 charge	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2025 USD ($) employee claim	Dec. 31, 2024 USD ($) claim	Oct. 31, 2024 PLN (zł)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 BRL (R$)	Jan. 08, 2008 shares
Disclosure of other provisions [line items]
Provisions	$ 2,655										$ 2,655	$ 2,298		$ 2,065
Settlement payment	210
Mittal Steel
Disclosure of other provisions [line items]
Number of share exchanged | shares																	11
Arcelor
Disclosure of other provisions [line items]
Number of share exchanged | shares																	7
Association Actionnaires d'Arcelor | France
Disclosure of other provisions [line items]
Damages sought		$ 475		$ 282
Number of plaintiffs | plaintiff			2
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought								$ 107
Tauron Polska Energia S.A | Poland | Tameh Holding
Disclosure of other provisions [line items]
Exercise price, put option							$ 166						zł 598
Proportion of ownership interest in joint venture (in percent)							50.00%
ArcelorMittal Canada Inc
Disclosure of other provisions [line items]
Number of environmental charges | charge						200
Various other legal claims
Disclosure of other provisions [line items]
Provisions	227										227
Other legal claims
Disclosure of other provisions [line items]
Provisions	$ 227										$ 227	$ 226		$ 268
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim											199	203
Other legal claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought										$ 55
Exercise price, put option															$ 179	R$ 5,825
Arbitration claim									$ 1,058
Settlement amount					$ 546
Tax settlement payment period					3 years
Settlement payment					$ 202
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee											2,500
Recovery of financial impact											$ 74